Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Accounts Payable and Accrued Liabilities, Current [Abstract]
Research and development expenses payable	$ 307,270	$ 554,791
Cost of healthcare services payable	83,469	45,234
Professional fees payable	259,474	171,037
Insurance expense payable		70,811
Payables for leasehold improvement and equipment	30,066	26,779
Deferred bonus and salaries payable	1,773,283	1,570,324
Deferred rent		55,484
Others	47,004	92,067
Accounts payable and accrued expenses	$ 2,500,566	$ 2,586,527